Inventories, Net (Details)	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)
Inventories, Net [Abstract]
Inventories, net includes reclassified from contract assets	$ 189,035	$ 146,615	$ 180,597